STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares			3 Months Ended	9 Months Ended
	Jan. 29, 2021	Jan. 26, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares)			20,700,000
Over-allotment option
Sale of 20,700,000 Units, net of underwriting discounts and offering expenses (in shares)	2,700,000			2,700,000
Over-allotment option | Private Placement Warrants
Sale of 614,000 Private Placement Units, Net				614,000
Private Placement | Private Placement Warrants
Sale of 614,000 Private Placement Units, Net			614,000	614,000	614,000
Class A Ordinary Shares
Initial shareholders holding					0
Class A Ordinary Shares | Private Placement
Sale of 614,000 Private Placement Units, Net			614,000
Class B Ordinary Shares
Number of shares issued		862,500
Initial shareholders holding		5,175,000		5,175,000	5,175,000
Class B Ordinary Shares | Over-allotment option
Maximum shares subject to forfeiture					675,000